Stockholders' Equity (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Attributable to Parent [Abstract]
Preferred shares authorized	10,000,000.0	10,000,000.0
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,580,000,000	3,580,000,000